Document And Entity Information	Apr. 27, 2026
Document Information [Line Items]
Entity, Registrant Name	NRC Health
Document, Type	8-K
Document, Period End Date	Apr. 27, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35929
Entity, Tax Identification Number	47-0634000
Entity, Address, Address Line One	1245 Q Street
Entity, Address, City or Town	Lincoln
Entity, Address, State or Province	NE
Entity, Address, Postal Zip Code	68508
City Area Code	402
Local Phone Number	475-2525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NRC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000070487